Consolidated Statements of Cash Flows - MiX Telematics Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net income	$ 2,585	$ 4,522
Adjustments to reconcile net income to net cash provided by operating activities:
Current income taxes	3,080	2,379
Deferred income taxes	3,385	6,066
Profit on sale of property, plant and equipment	(115)	(25)
Contingent consideration remeasurement	(1,299)	(504)
Depreciation	14,249	9,743
Amortization of intangible assets	6,201	5,866
Amortization of deferred commissions	5,895	4,276
Impairment of long-lived assets	139	104
Net interest expense	1,204	287
Equity-settled stock based compensation costs	1,110	502
Cash-settled stock based compensation costs
Net foreign exchange losses/(gains)	1,742	(1,110)
Change in allowance for doubtful accounts	5,225	4,202
Write-down of inventory to net realizable value	615	800
Net accrued expenses and other liabilities raised	314	731
Other non-cash items	(654)	(519)
Changes in operating assets and liabilities:
Inventories	179	(2,380)
Accounts receivables	(5,706)	(3,304)
Prepaid expenses and other current assets	(514)	(1,195)
Accounts payables	1,641	(3)
Accrued expenses and other liabilities	(696)	1,673
Deferred commissions	(8,995)	(7,042)
Foreign currency translation adjustments on operating assets and liabilities	(2,054)	(898)
Interest received	1,122	733
Interest paid	(1,816)	(911)
Income tax paid	(2,949)	(2,045)
Net cash provided by operating activities	23,888	21,948
Cash flows from investing activities:
Proceeds from the sale of property, plant and equipment	136	71
Acquisition of intangible assets	(5,972)	(5,307)
Cash paid for business combination		(3,739)
Net cash used in investing activities	(23,008)	(28,789)
Cash flows from financing activities:
Cash paid for ordinary shares repurchased	(546)	(389)
Cash paid on dividends to MiX Telematics stockholders	(5,320)	(5,197)
Movement in short-term debt	5,550	10,544
Deferred consideration paid	(1,955)
Proceeds from borrowings
Payment to non-controlling interest
Net cash (used in)/from financing activities	(2,271)	4,958
Net decrease in cash and cash equivalents, and restricted cash	(1,391)	(1,883)
Cash and cash equivalents, and restricted cash at the beginning of the year	30,657	34,719
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(1,735)	(2,179)
Cash and cash equivalents, and restricted cash at the end of the year	27,531	30,657
In Vehicle Devices Installed [Member]
Cash flows from investing activities:
Acquisition of property, plant and equipment –other	(15,201)	(18,868)
Property, Plant and Equipment, Other Types [Member]
Cash flows from investing activities:
Acquisition of property, plant and equipment –other	$ (1,971)	$ (946)